Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Schedule of assets carried at fair value on recurring and nonrecurring basis

	December 31, 2012
(dollars in thousands)	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
Securities available for sale:
U.S. Government corporations and agencies	$-	$47,295	$-	$47,295
Obligations of states and political subdivisions	-	52,030	-	52,030
Mortgage-backed securities	-	78,678	-	78,678
Equity securities	205	-	-	205

Total securities available for sale:	$205	$178,003	$-	$178,208

Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$2,730	$2,730
Other real estate	$-	$-	$-	$-
Mortgage servicing rights	$-	$-	$47	$47

	December 31, 2011
(dollars in thousands)	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
Securities available for sale:
U.S. Government corporations and agencies	$-	$36,216	$-	$36,216
Obligations of states and political subdivisions	-	45,304	-	45,304
Mortgage-backed securities	-	69,215	-	69,215
Equity securities	226	-	-	226

Total securities available for sale:	$226	$150,735	$-	$150,961

Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$3,055	$3,055
Other real estate	$-	$-	$138	$138
Mortgage servicing rights	$-	$-	$52	$52